UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	July 9, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	$333,657,000

List of Other Included Managers:

  No.	13F File Number		Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     1525 57150.00 SH       SOLE                  2710.00          54440.00
AT&T Corporation               COM              001957109     3364 60279.75 SH       SOLE                  7038.00          53241.75
Adams Express Co.              COM              006212104    47002 1613816.36SH      SOLE                232205.00        1381611.36
Alcoa, Inc.                    COM              013817101     1922 31065.00 SH       SOLE                  4450.00          26615.00
Alleghany Corp.                COM              017175100      474  2563.00 SH       SOLE                   203.00           2360.00
AlliedSignal Inc.              COM              019512102     9777 155192.00SH       SOLE                 18490.00         136702.00
Allstate Corporation           COM              020002101     1418 39527.00 SH       SOLE                  4385.00          35142.00
American Express               COM              025816109     5643 43363.00 SH       SOLE                  4160.00          39203.00
Anheuser Busch Companies Inc.  COM              035229103     9071 127867.00SH       SOLE                 15845.00         112022.00
Associates First Capital Corp  COM              046008108      631 14301.00 SH       SOLE                   620.00          13681.00
Atlantic Richfield             COM              048825103     3620 43325.00 SH       SOLE                  7910.00          35415.00
BRE Properties Class A         COM              05564E106      243  9340.00 SH       SOLE                                    9340.00
Baker Fentress                 COM              057213100    18734 986015.00SH       SOLE                179863.00         806152.00
Bancroft Convertible           COM              059695106      224  9648.00 SH       SOLE                   300.00           9348.00
Bell Atlantic Corp.            COM              077853109      224  3432.00 SH       SOLE                                    3432.00
Bergstrom Capital              COM              084093103     1119  5975.00 SH       SOLE                  1500.00           4475.00
Canadian Pacific               COM              135923100     4184 175712.00SH       SOLE                 21190.00         154522.00
Castle Convertible Fund        COM              148443104      727 32750.00 SH       SOLE                  1100.00          31650.00
Caterpillar Inc.               COM              149123101     3232 53872.00 SH       SOLE                  9490.00          44382.00
Central Securities             COM              155123102     1424 52035.00 SH       SOLE                  6750.00          45285.00
Chicago Title and Trust Compan COM              168228104      460 12880.00 SH       SOLE                  3140.00           9740.00
Computer Associates Internatio COM              204912109     1941 35460.00 SH       SOLE                  1850.00          33610.00
Current Income Shares, Inc.    COM              231298100      176 16400.00 SH       SOLE                                   16400.00
Deere & Company                COM              244199105      547 13970.00 SH       SOLE                   710.00          13260.00
Dow Chemical                   COM              260543103     2570 20255.00 SH       SOLE                  4230.00          16025.00
Dupont E I De Nemours          COM              263534109     1742 25500.00 SH       SOLE                  3180.00          22320.00
Ellsworth Convertible Fund     COM              289074106     1470 152764.03SH       SOLE                  6124.00         146640.03
FDX Corp.                      COM              31304N107     2750 50690.00 SH       SOLE                  8210.00          42480.00
Federal National Mortgage Asso COM              313586109      615  9004.00 SH       SOLE                   240.00           8764.00
Ford Motor Co.                 COM              345370100     4090 72461.00 SH       SOLE                  6941.00          65520.00
Freddie Mac                    COM              313400301    10806 186313.00SH       SOLE                 21745.00         164568.00
GTE Corporation                COM              362320103     2059 27275.00 SH       SOLE                  2350.00          24925.00
Gabelli Convertible Securities COM              36240B109     1249 110450.00SH       SOLE                                  110450.00
Gabelli Global Multimedia Trus COM              36239Q109     6021 401416.31SH       SOLE                 63541.00         337875.31
Gannett Co. Inc.               COM              364730101     1868 26175.00 SH       SOLE                  1240.00          24935.00
General American Investors     COM              368802104    22344 682268.00SH       SOLE                 97618.00         584650.00
General Dynamics               COM              369550108     6750 97998.00 SH       SOLE                 14750.00          83248.00
General Mills                  COM              370334104      405  5045.00 SH       SOLE                   500.00           4545.00
H&Q Healthcare Investors       COM              404052102     1673 114905.00SH       SOLE                 35740.00          79165.00
HJ Heinz Company               COM              423074103      362  7230.00 SH       SOLE                    80.00           7150.00
Hewlett Packard                COM              428236103     6709 66755.00 SH       SOLE                 10275.00          56480.00
Honeywell Inc.                 COM              438506107      879  7585.00 SH       SOLE                  1830.00           5755.00
Intel Corp.                    COM              458140100      727 12212.00 SH       SOLE                   130.00          12082.00
International Business Machine COM              459200101     2496 19315.00 SH       SOLE                  4290.00          15025.00
International Flavors & Fragra COM              459506101      277  6300.00 SH       SOLE                   400.00           5900.00
Invesco Global Health Sciences COM              46128N109    13613 854165.25SH       SOLE                100285.00         753880.25
J.P. Morgan                    COM              616880100     2802 19940.00 SH       SOLE                  4725.00          15215.00
John Hancock Bank & Thrift Opp COM              409735107     8799 926260.00SH       SOLE                130940.00         795320.00
Kimberly Clark Corp.           COM              494368103     1592 27922.00 SH       SOLE                  3250.00          24672.00
Knight-Ridder, Inc.            COM              499040103      596 10815.00 SH       SOLE                  1475.00           9340.00
Leggett & Platt, Inc.          COM              524660107     1392 50055.00 SH       SOLE                  7370.00          42685.00
Liberty All-Star Growth Fund I COM              529900102     1835 165870.00SH       SOLE                  2034.00         163836.00
Limited Inc.                   COM              532716107     1248 27500.00 SH       SOLE                  2950.00          24550.00
Lincoln National Convertible   COM              534183108      399 28500.00 SH       SOLE                  6400.00          22100.00
Lockheed Martin Corp.          COM              539830109      713 19140.00 SH       SOLE                  3910.00          15230.00
Loews Corp                     COM              540424108     1939 24505.00 SH       SOLE                  4370.00          20135.00
MBIA Inc.                      COM              55262C100      447  6905.00 SH       SOLE                   770.00           6135.00
Masco Corp.                    COM              574599106      239  8270.00 SH       SOLE                   100.00           8170.00
Mediaone Group Inc.            COM              58440J104      246  3306.00 SH       SOLE                   106.00           3200.00
Merrill Lynch                  COM              590188108      593  7463.00 SH       SOLE                   260.00           7203.00
Minnesota Mining & Manufacturi COM              604059105      692  7960.00 SH       SOLE                  1840.00           6120.00
Morgan Grenfell Smallcap Fund  COM              617357108     1605 151053.00SH       SOLE                 15457.00         135596.00
New Germany Fund               COM              644465106     9209 755598.00SH       SOLE                110271.00         645327.00
Nucor, Inc.                    COM              670346105      777 16385.00 SH       SOLE                  1580.00          14805.00
PNC Bank Corp.                 COM              693475105      620 10765.00 SH       SOLE                   910.00           9855.00
PPG Industries Inc.            COM              693506107     1465 24810.00 SH       SOLE                  1175.00          23635.00
Petroleum & Resources          COM              716549100      325  9358.00 SH       SOLE                   200.00           9158.00
Philip Morris Companies        COM              718154107     3961 98559.00 SH       SOLE                 12840.00          85719.00
Procter & Gamble               COM              742718109     1396 15642.00 SH       SOLE                   974.00          14668.00
Putnam Convertible Opportunity COM              746479104      459 21516.00 SH       SOLE                                   21516.00
Royce Value Trust              COM              780910105    11989 904804.00SH       SOLE                120924.00         783880.00
Schlumberger Ltd.              COM              806857108     1915 30066.00 SH       SOLE                  4270.00          25796.00
Scudder New Europe Fund        COM              810905109      226 10950.00 SH       SOLE                  1300.00           9650.00
Sears                          COM              812387108     1441 32342.00 SH       SOLE                  2230.00          30112.00
Service Corp. International    COM              817565104      788 40960.00 SH       SOLE                  1240.00          39720.00
Texaco, Inc.                   COM              881694103     1204 19301.00 SH       SOLE                  1845.00          17456.00
Thermo Opportunity Fund        COM              883580102       97 12130.00 SH       SOLE                  2380.00           9750.00
Toys R Us Inc.                 COM              892335100      701 33866.00 SH       SOLE                  4355.00          29511.00
Transamerica Corp.             COM              893485102     2252 30021.00 SH       SOLE                  4730.00          25291.00
Tri-Continental                COM              895436103    47900 1586754.74SH      SOLE                226875.00        1359879.74
United Technologies Corp.      COM              913017109      938 13022.00 SH       SOLE                  1580.00          11442.00
V.F. Corp.                     COM              918204108      625 14610.00 SH       SOLE                   410.00          14200.00
Van Kampen American Capital Co COM              920956109     3443 159191.00SH       SOLE                  4800.00         154391.00
Washington Mutual              COM              939322103      448 12586.00 SH       SOLE                   215.00          12371.00
Wendy's International          COM              950590109     5478 192226.00SH       SOLE                 21480.00         170746.00
Equity Residential PPTYS TR Pf                  29476L826      508    18126 SH       SOLE                                      18126
Wendy's Cv Pfd (TECONS) 5% A                    950588202      413     6826 SH       SOLE                                       6826
Nuveen Flagship Ohio Muni                       67065R762      138 12107.1700SH      SOLE                                 12107.1700
Pilgrim Bank & Thrift Fund, In                  72142V109      646 26488.1060SH      SOLE                                 26488.1060